Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 111,100		SFr 107,200
Offsetting	(99,800)		(100,900)
of which counterparty netting	(84,400)		(83,000)
of which cash collateral netting	(15,400)		(17,900)
Total net derivatives subject to enforceable master netting agreements	11,300		6,300
Total derivatives not subject to enforceable master netting agreements	4,400		4,300
Total net derivatives presented in the consolidated balance sheets	15,700		10,600
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	31,000		32,200
Securities sold under repurchase agreements, offsetting	(14,300)		(16,600)
Securities sold under repurchase agreements, net	16,700		15,600
Securities lending transactions, gross	600		15,400
Securities lending transactions, offsetting	0		0
Securities lending transactions, net	600		15,400
Obligation to return securities received as collateral, at fair value, gross	7,300		14,700
Obligation to return securities received as collateral, at fair value, offsetting	0		0
Obligation to return securities received as collateral, at fair value, net	7,300		14,700
Total subject to enforceable master netting agreements, gross	38,900		62,300
Total subject to enforceable master netting agreements, offsetting	(14,300)		(16,600)
Total subject to enforceable master netting agreements, net	24,600		45,700
Total not subject to enforceable master netting agreements	4,400		4,600
Total, gross	43,300		66,900
Total, net	29,000		50,300
of which reported at fair value	14,145	SFr 12,766	13,213
Amounts not offset in the consolidated balance sheets
Derivatives, net	11,300		6,300
Derivatives, financial instruments	1,900		1,300
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	9,400		5,000
Securities sold under repurchase agreements, net	16,700		15,600
Securities sold under repurchase agreements, financial instruments	16,500		15,500
Securities sold under repurchase agreements, cash collateral received/pledged	200		100
Securities sold under repurchase agreements, net exposure	0		0
Securities lending transactions, net	600		15,400
Securities lending transactions, financial instruments	600		15,300
Securities lending transactions, cash collateral received/pledged	0		0
Securities lending transactions, net exposure	0		100
Obligation to return securities received as collateral, at fair value, net	7,300		14,700
Obligation to return securities received as collateral, financial instruments	6,700		13,000
Obligation to return securities received as collateral, cash collateral received/pledged	0		0
Obligation to return securities received as collateral, at fair value, net exposure	600		1,700
Total financial liabilities subject to enforceable master netting agreements, net	35,900		52,000
Total financial liabilities subject to enforceable master netting agreements, financial instruments	25,700		45,100
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	200		100
Total financial liabilities subject to enforceable master netting agreements, net exposure	10,000		6,800
Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	15,700		10,600
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0		0
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(14,300)		(16,600)
Total, gross	35,900		51,900
Total, net	21,600		35,300
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0		0
Total, gross	7,400		15,000
Total, net	7,400		15,000
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,700		5,600
Offsetting	(15,300)		(5,300)
Total net derivatives subject to enforceable master netting agreements	400		300
Amounts not offset in the consolidated balance sheets
Derivatives, net	400		300
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	70,200		80,100
Offsetting	(62,300)		(74,600)
Total net derivatives subject to enforceable master netting agreements	7,900		5,500
Amounts not offset in the consolidated balance sheets
Derivatives, net	7,900		5,500
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25,200		21,500
Offsetting	(22,200)		(21,000)
Total net derivatives subject to enforceable master netting agreements	3,000		500
Amounts not offset in the consolidated balance sheets
Derivatives, net	3,000		500
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	41,700		44,300
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,800		4,000
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	26,900		40,300
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0		0
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	30,300		22,200
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	500		200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	29,800		22,000
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0		0
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	34,500		34,400
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	9,400		13,000
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25,100		21,400
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,900		5,700
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	400		1,400
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,500		4,300
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	700		600
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	600		500
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100		100
Bank
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	111,100		107,200
Offsetting	(99,800)		(100,900)
of which counterparty netting	(84,400)		(83,000)
of which cash collateral netting	(15,400)		(17,900)
Total net derivatives subject to enforceable master netting agreements	11,300		6,300
Total derivatives not subject to enforceable master netting agreements	4,400		4,300
Total net derivatives presented in the consolidated balance sheets	15,700		10,600
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	31,100		32,300
Securities sold under repurchase agreements, offsetting	(14,300)		(16,600)
Securities sold under repurchase agreements, net	16,800		15,700
Securities lending transactions, gross	600		15,400
Securities lending transactions, offsetting	0		0
Securities lending transactions, net	600		15,400
Obligation to return securities received as collateral, at fair value, gross	7,300		14,700
Obligation to return securities received as collateral, at fair value, offsetting	0		0
Obligation to return securities received as collateral, at fair value, net	7,300		14,700
Total subject to enforceable master netting agreements, gross	39,000		62,400
Total subject to enforceable master netting agreements, offsetting	(14,300)		(16,600)
Total subject to enforceable master netting agreements, net	24,700		45,800
Total not subject to enforceable master netting agreements	4,400		4,600
Total, gross	43,400		67,000
Total, net	29,100		50,400
of which reported at fair value	14,239		13,307
Amounts not offset in the consolidated balance sheets
Derivatives, net	11,300		6,300
Derivatives, financial instruments	1,900		1,300
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	9,400		5,000
Securities sold under repurchase agreements, net	16,800		15,700
Securities sold under repurchase agreements, financial instruments	16,600		15,600
Securities sold under repurchase agreements, cash collateral received/pledged	200		100
Securities sold under repurchase agreements, net exposure	0		0
Securities lending transactions, net	600		15,400
Securities lending transactions, financial instruments	600		15,300
Securities lending transactions, cash collateral received/pledged	0		0
Securities lending transactions, net exposure	0		100
Obligation to return securities received as collateral, at fair value, net	7,300		14,700
Obligation to return securities received as collateral, financial instruments	6,700		13,000
Obligation to return securities received as collateral, cash collateral received/pledged	0		0
Obligation to return securities received as collateral, at fair value, net exposure	600		1,700
Total financial liabilities subject to enforceable master netting agreements, net	36,000		52,100
Total financial liabilities subject to enforceable master netting agreements, financial instruments	25,800		45,200
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	200		100
Total financial liabilities subject to enforceable master netting agreements, net exposure	10,000		6,800
Bank | Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	15,700		10,600
Bank | Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0		0
Bank | Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(14,300)		(16,600)
Total, gross	36,000		52,000
Total, net	21,700		35,400
Bank | Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0		0
Total, gross	7,400		15,000
Total, net	7,400		15,000
Bank | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,700		5,600
Offsetting	(15,300)		(5,300)
Total net derivatives subject to enforceable master netting agreements	400		300
Amounts not offset in the consolidated balance sheets
Derivatives, net	400		300
Bank | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	70,200		80,100
Offsetting	(62,300)		(74,600)
Total net derivatives subject to enforceable master netting agreements	7,900		5,500
Amounts not offset in the consolidated balance sheets
Derivatives, net	7,900		5,500
Bank | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25,200		21,500
Offsetting	(22,200)		(21,000)
Total net derivatives subject to enforceable master netting agreements	3,000		500
Amounts not offset in the consolidated balance sheets
Derivatives, net	3,000		500
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	41,700		44,300
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,800		4,000
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	26,900		40,300
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0		0
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	30,300		22,200
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	500		200
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	29,800		22,000
Bank | Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0		0
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	34,500		34,400
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	9,400		13,000
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25,100		21,400
Bank | Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,900		5,700
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	400		1,400
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,500		4,300
Bank | Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	700		600
Bank | Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	600		500
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 100		SFr 100